TRADE ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Trade Accounts Receivable, Net	Trade accounts receivable, net consisted of the following:

	December 31, 2012	December 31, 2011
Trade accounts receivable	1,015	1,061
Provision for doubtful accounts	(10)	(15)
Total	1,005	1,046